Note 24 - Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions or reversal of provisions Abstract
Provisions. Breakdown by concepts
Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2020	2019	2018
Provisions for pensions and similar obligations	25	4.272	4.631	4.787
Other long term employee benefits	25	49	61	62
Provisions for taxes and other legal contingencies		612	677	686
Provisions for contingent risks and commitments		728	711	636
Other provisions (*)		479	457	601
Total		6.141	6.538	6.772

Provisions for Pensions and Similar Obligations Changes Over the Period
Provisions for pensions and similar obligations. Changes over the year (Millions of Euros)
	Notes	2020	2019	2018
Balance at the beginning		4.631	4.787	5.407
Add
Charges to income for the year		298	327	125
Interest expense and similar charges		44	63	77
Personnel expense	44.1	49	49	58
Provision expense		205	215	(10)
Charges to equity (1)		191	329	41
Transfers and other changes (2)		(71)	(29)	96
Less
Benefit payments	25	(654)	(718)	(779)
Employer contributions	25	(124)	(65)	(103)
Balance at the end		4.272	4.631	4.787

Table of Provisions for Taxes, Legal Contingents and Other Provisions
Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2020	2019	2018
Balance at beginning	1.134	1.286	1.425
Additions	555	396	455
Unused amounts reversed during the year	(215)	(96)	(184)
Amount used and other variations	(383)	(453)	(410)
Balance at the end	1.091	1.134	1.286